FORM N-23C-1

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH     MARCH 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

3-2        GF    145000    15.6368        18.67              Weeden & Co
3-3         " "      30000     15.7266        18.67                   " "
3-4         " "      47500     15.4638        18.53                   " "
3-5         " "    146500     15.3724        18.41                   " "
3-6         " "      48400     15.7159        18.63                   " "
3-9         " "      50000     15.65         18.93                    " "
3-10       " "      70500     16.007          18.95                   " "
3-11       " "    200000     16.2858        18.82                   " "
3-12       " "      75000     16.4416        18.94                   " "
3-13       " "      30000     16.4166        19.14                   " "
3-16       " "        8100     16.3125        19.38                   " "
3-17       " "      36000     16.3229        19.68                   " "
3-18       " "      30000     16.3541        19.50                   " "
3-19       " "      25000     16.22            19.55                   " "
3-20       " "      25000     16.425          19.74                   " "
3-23       " "      25000     16.525          19.77                   " "
3-24       " "      22500     16.7292        19.83                   " "
3-25       " "      90900     17.1916        19.97                   " "
3-26       " "    100000     16.9833        19.83                   " "
3-27       " "      15000     17.1042        19.87                   " "
3-30       " "      40000     16.8062        19.68                   " "
3-31       " "      25000     17.00            19.80                   " "
The New Germany Fund, Inc.Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          4/6/98